Leases (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs (mainly plant and offices)	$ 1,755	$ 1,799	$ 1,872
Variable lease payments not included in the lease liability	127	103	62
Short-term lease cost	239	248	273
Lease, Cost	$ 2,121	$ 2,150	$ 2,207